UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

       /s/ William Wang               New York, NY              August 12, 2011
       ----------------               ------------              ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           22
                                         -----------

Form 13F Information Table Value Total:  $   115,398
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP STRATEG IES LTD C  COMMON STOCK    02503Y103         805      81,142 SH       SOLE                   81,142      0    0
BIG LOTS INC COM STK            COMMON STOCK    089302103      31,365     946,146 SH       SOLE                  946,146      0    0
BUCYRUS INTL INC NEW CL A COM   COMMON STOCK    118759109       3,307      36,077 SH       SOLE                   36,077      0    0
CEPHALON INC COM STK            COMMON STOCK    156708109       9,259     115,881 SH       SOLE                  115,881      0    0
CEPHALON INC COM STK            OPTIONS - CALLS 99OCZJ563       3,779      47,300 SH  CALL SOLE                   47,300      0    0
COMMUNITY HEALTH SYS TEMS INC   COMMON STOCK    203668108       2,491      97,000 SH       SOLE                   97,000      0    0
EXCO RESOURCES INC COM          COMMON STOCK    269279402      12,321     698,046 SH       SOLE                  698,046      0    0
EXCO RESOURCES INC COM          OPTIONS - PUTS  99ODG5HK8       3,735     211,600 SH  PUT  SOLE                  211,600      0    0
GEN-PROBE INC NEW COM STK       COMMON STOCK    36866T103       3,464      50,100 SH       SOLE                   50,100      0    0
JP MORGAN CHASE WRNT EXP 10/28  WARRANTS        46634E114       1,430     106,156 SH       SOLE                  106,156      0    0
LAWSON SOFTWARE INC NEW COM ST  COMMON STOCK    52078P102       1,122     100,000 SH       SOLE                  100,000      0    0
LUBRIZOL CORP COM STK           COMMON STOCK    549271104       8,643      64,374 SH       SOLE                   64,374      0    0
OFFICE DEPOT INC COM STK        COMMON STOCK    676220106         718     169,977 SH       SOLE                  169,977      0    0
PNC FINL SVC WT WRNT EXP 12/31  WARRANTS        693475121       1,464     117,900 SH       SOLE                  117,900      0    0
SANOFI CONTGNT VAL RIGHTS       COMMON STOCK    80105N113       5,976   2,479,406 SH       SOLE                2,479,406      0    0
SANOFI CONTGNT VAL RIGHTS       OPTIONS - CALLS 99OD83RC9         476     197,500 SH  CALL SOLE                  197,500      0    0
SAVVIS INC COM STK              COMMON STOCK    805423308       3,258      82,400 SH       SOLE                   82,400      0    0
SKILLED HEALTHCARE GROUP INC C  COMMON STOCK    83066R107       1,889     199,640 SH       SOLE                  199,640      0    0
SOUTHERN UN CO NEW COM STK      COMMON STOCK    844030106       5,483     136,564 SH       SOLE                  136,564      0    0
TYCO INTERNATIONAL LTD          COMMON STOCK    H89128104       1,977      40,000 SH       SOLE                   40,000      0    0
VARIAN SEMICONDUCTOR EQUIPME    COMMON STOCK    922207105      10,795     175,700 SH       SOLE                  175,700      0    0
YAHOO INC COM STK               COMMON STOCK    984332106       1,641     109,100 SH       SOLE                  109,100      0    0